Operating segments - additional information - Summary of non-current assets other than excluded items (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	$ 65,198	$ 64,655
Deferred tax assets	3,102	3,137	$ 3,137
Other financial assets	635	814
Quasi equity loans to equity accounted units	113	129
Tax recoverable	5	8
Trade and other receivables	1,446	1,304
Total non-current assets	70,499	70,047
Non-current assets [Member]
Disclosure of geographical areas [line items]
Investments in equity accounted units	3,858	4,170
Quasi equity loans to equity accounted units [Member]
Disclosure of geographical areas [line items]
Quasi equity loans to equity accounted units	113	129
Non-quasi equity loan [Member]
Disclosure of geographical areas [line items]
Investments in equity accounted units		38
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	27,944	28,592
Deferred tax assets	698	796
Canada [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	14,644	13,775
Deferred tax assets	492	545
Mongolia [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	9,187	9,912
Deferred tax assets	704	703
United States of America [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	5,459	4,815
Deferred tax assets	920	932
Africa [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	3,583	3,476
South America [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	2,652	3,047
Europe (excluding France and the UK) [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	193	50
UK [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	158	59
France [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	64	79
Deferred tax assets	0	0
Other countries [Member]
Disclosure of geographical areas [line items]
Non-current assets other than excluded items	1,314	850
Deferred tax assets	$ 288	$ 161